Guarantees and commitments (Tables)	12 Months Ended
Dec. 31, 2017
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2017 (CHF million)
Credit guarantees and similar instruments	1,817	520	314	435	3,086	2,837		12	1,603
Performance guarantees and similar instruments	4,931	1,639	373	200	7,143	6,216		44	3,012
Derivatives [2]	15,520	6,860	1,397	727	24,504	24,504		403	–	[3]
Other guarantees	4,461	1,006	708	503	6,678	6,673		47	3,833
Total guarantees	26,729	10,025	2,792	1,865	41,411	40,230		506	8,448
2016 (CHF million)
Credit guarantees and similar instruments	1,962	500	262	409	3,133	2,913		13	2,043
Performance guarantees and similar instruments	5,109	1,571	194	240	7,114	6,124		76	3,090
Derivatives [2]	15,864	3,377	3,590	976	23,807	23,807		684	–	[3]
Other guarantees	3,460	888	531	581	5,460	5,456		44	3,668
Total guarantees	26,395	6,336	4,577	2,206	39,514	38,300		817	8,801
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.

Lease commitments
Lease commitments
Lease commitments (CHF million)
2018	570
2019	541
2020	498
2021	388
2022	353
Thereafter	2,884
Future operating lease commitments	5,234
Less minimum non-cancellable sublease rentals	216
Total net future minimum lease commitments	5,018

Rental expenses for operating leases
Rental expense for operating leases
in	2017	2016	2015
Rental expense for operating leases (CHF million)
Minimum rental expense	575	550	558
Sublease rental income	(65)	(89)	(92)
Total net expenses for operating leases	510	461	466

Other commitments
Other commitments
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Collateral received
2017 (CHF million)
Irrevocable commitments under documentary credits	4,976	113	1	1	5,091	5,000		3,218
Irrevocable loan commitments [2]	24,296	33,649	40,425	8,031	106,401	101,270		42,307
Forward reverse repurchase agreements	12	0	0	0	12	12		12
Other commitments	219	13	11	104	347	347		0
Total other commitments	29,503	33,775	40,437	8,136	111,851	106,629		45,537
2016 (CHF million)
Irrevocable commitments under documentary credits	4,356	0	0	0	4,356	4,281		2,748
Irrevocable loan commitments [2]	30,382	34,464	44,523	7,606	116,975	113,016		46,068
Forward reverse repurchase agreements	84	0	0	0	84	84		84
Other commitments	487	24	75	51	637	637		0
Total other commitments	35,309	34,488	44,598	7,657	122,052	118,018		48,900
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 108,663 million and CHF 95,743 million of unused credit limits as of December 31, 2017 and 2016, respectively, which were revocable at the Group's sole discretion upon notice to the client.

Bank
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2017 (CHF million)
Credit guarantees and similar instruments	1,820	520	314	435	3,089	2,840		12	1,603
Performance guarantees and similar instruments	4,931	1,639	373	200	7,143	6,216		44	3,012
Derivatives [2]	15,520	6,860	1,397	727	24,504	24,504		403	–	[3]
Other guarantees	4,461	1,006	708	503	6,678	6,673		47	3,833
Total guarantees	26,732	10,025	2,792	1,865	41,414	40,233		506	8,448
2016 (CHF million)
Credit guarantees and similar instruments	1,962	501	262	403	3,128	2,908		13	2,043
Performance guarantees and similar instruments	5,109	1,571	194	240	7,114	6,124		76	3,090
Derivatives [2]	15,864	3,377	3,590	976	23,807	23,807		684	–	[3]
Other guarantees	3,460	888	565	581	5,494	5,490		44	3,668
Total guarantees	26,395	6,337	4,611	2,200	39,543	38,329		817	8,801
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.

Lease commitments
Lease commitments
Lease commitments (CHF million)
2018	504
2019	472
2020	429
2021	323
2022	295
Thereafter	2,139
Future operating lease commitments	4,162
Less minimum non-cancellable sublease rentals	216
Total net future minimum lease commitments	3,946

Rental expenses for operating leases
Rental expense for operating leases
in	2017	2016	2015
Rental expense for operating leases (CHF million)
Minimum rental expense	528	550	558
Sublease rental income	(65)	(89)	(92)
Total net expenses for operating leases	463	461	466

Other commitments
Other commitments
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount		Total net amount	[1]	Collateral received
2017 (CHF million)
Irrevocable commitments under documentary credits	4,976	113	1	1	5,091		5,000		3,218
Irrevocable loan commitments	24,296	33,649	40,425	8,031	106,401	[2]	101,270		42,307
Forward reverse repurchase agreements	12	0	0	0	12		12		12
Other commitments	219	13	11	104	347		347		0
Total other commitments	29,503	33,775	40,437	8,136	111,851		106,629		45,537
2016 (CHF million)
Irrevocable commitments under documentary credits	4,356	0	0	0	4,356		4,281		2,748
Irrevocable loan commitments	30,382	34,464	44,523	7,606	116,975	[2]	113,016		46,068
Forward reverse repurchase agreements	84	0	0	0	84		84		84
Other commitments	486	24	75	51	636		636		0
Total other commitments	35,308	34,488	44,598	7,657	122,051		118,017		48,900
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 108,665 million and CHF 95,745 million of unused credit limits as of December 31, 2017 and 2016, respectively, which were revocable at the Bank's sole discretion upon notice to the client.